Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Subsequent Events
Subsequent Events

Note 14.Subsequent Events

On May 3, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Quintana Energy Services Inc., a Delaware corporation (“QES”), Krypton Intermediate LLC, a Delaware limited liability company and an indirect wholly owned subsidiary of the Company (“Acquiror”), and Krypton Merger Sub Inc., a Delaware corporation and an indirect wholly owned subsidiary of the Company (“Merger Sub”), pursuant to which the companies will combine in an all-stock merger transaction. Merger Sub will merge with and into QES (the “Merger”), with QES continuing as the surviving corporation and becoming an indirect wholly owned subsidiary of the Company, as provided by the terms and subject to the conditions set forth in the Merger Agreement.

At the effective time of the Merger (the “Effective Time”), each issued and outstanding share of QES common stock, par value $0.01 per share (the “QES Common Stock”), will automatically be converted into the right to receive 0.4844 shares of KLXE common stock (the “Exchange Ratio”), par value $0.01 per share (the “KLXE Common Stock”). Holders of QES Common Stock will receive cash in lieu of any fractional shares. Upon closing of the Merger, KLXE stockholders will own approximately 59% and QES stockholders will own approximately 41% of the combined company.

The respective boards of directors of KLXE and QES have unanimously approved the Merger Agreement, and the board of directors of KLXE has agreed to recommend that KLXE’s stockholders approve the issuance of shares of KLXE Common Stock in the Merger, and the board of directors of QES has agreed to recommend that QES’s stockholders adopt the Merger Agreement.

The consummation of the Merger is subject to customary closing conditions, including (i) the adoption of the Merger Agreement by QES’ stockholders and approval of the issuance of KLXE Common Stock in connection with the Merger (the “Share Issuance”) by KLXE’s stockholders, (ii) the absence of certain legal impediments, (iii) the approval for listing of KLXE Common Stock issuable in the Merger on Nasdaq and (iv) the effectiveness of the registration statement on Form S-4, pursuant to which the shares of KLXE Common Stock issuable in the Merger will be registered with the Securities and Exchange Commission (the “SEC”).

KLXE and QES have made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants regarding (i) the conduct of their respective businesses during the period between signing and closing, (ii) obligations to convene and hold meetings of their respective stockholders to obtain the required stockholder approvals and (iii) obligations to cooperate with each other to prepare and file a registration statement on Form S-4 and joint proxy statement with the SEC.

The Merger Agreement contains certain termination rights for both KLXE and QES. Upon termination of the Merger Agreement in certain specified circumstances, including in connection with a superior proposal or certain intervening events, KLXE or QES may be required to pay a termination fee of $3.0 to the other party and reimburse the other party for its expenses of up to $1.5. If the Merger Agreement is terminated by KLXE or QES due to the failure of either party’s stockholders to approve the Merger under certain circumstances, then the party who failed to obtain such stockholder approval may be required to reimburse the other party for up to $1.5 of expenses but such party will not be required to pay a termination fee.

16. SUBSEQUENT EVENTS

Oil prices declined sharply in March 2020 to levels as low as approximately $21.00 per barrel as a result of multiple factors affecting levels of supply and demand in global oil and gas markets, including the announcement of price reductions and production increases by OPEC members and other oil exporting nations. Oil and natural gas prices are expected to continue to be volatile as a result of the near term production increases and the ongoing COVID-19 outbreaks and as changes in oil and natural gas inventories, industry demand and global and national economic performance are reported, and the Company cannot predict when prices will improve and stabilize. The Company is currently unable to estimate the impact of these events on its future financial position and results of operations. Therefore, the Company can give no assurances that the events will not have a material adverse effect on its financial position or results of operations.